UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha,Nebraska

 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  04/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
April 30, 2014 (Unaudited)
Shares				Value
	COMMON STOCKS - 46.6%
	AEROSPACE/DEFENSE - 1.3%
645	Alliant Techsystems, Inc.			$ 93,022
4,723	Exelis, Inc.			87,564
895	L-3 Communications Holdings, Inc.			103,256
5,547	M/A-COM Technology Solutions Holdings, Inc. *			97,128
2,743	Spirit AeroSystems Holdings, Inc. *			82,372
				463,342
	AGRICULTURE - 0.3%
1,394	Philip Morris International, Inc. +			119,089

	AIRLINES - 0.7%
1,223	Alaska Air Group, Inc.			115,060
9,159	Hawaiian Holdings, Inc. *			132,348
				247,408
	AUTO MANUFACTURERS - 0.3%
531	Tesla Motors, Inc. *			110,390

	AUTO PARTS & EQUIPMENT - 0.3%
3,918	The Goodyear Tire & Rubber Co.			98,734

	BANKS - 0.3%
1,693	Bank of Montreal +			116,715
33	Fidelity Southern Corp.			436
				117,151
	BEVERAGES - 0.6%
2,975	The Coca-Cola Co. +			121,350
1,057	Keurig Green Mountain, Inc.			99,020
				220,370
	BIOTECHNOLOGY - 1.0%
743	Alexion Pharmaceuticals, Inc. *			117,543
13,892	PDL BioPharma, Inc.			117,943
6,055	Repligen Corp. *			95,972
				331,458
	CHEMICALS - 1.6%
996	Ashland, Inc.			96,214
2,133	Innophos Holdings, Inc. +			120,387
3,273	Potash Corp of Saskatchewan, Inc. +			118,352
830	Praxair, Inc. +			108,356
1,185	Sigma-Aldrich Corp. +			114,009
				557,318
	COMMERCIAL SERVICES - 2.1%
411	Alliance Data Systems Corp. *			99,421
3,179	American Public Education, Inc. *			109,993
2,869	Apollo Education Group, Inc. *			82,799
715	CBIZ, Inc. *			6,128
1,175	Chemed Corp. (b)			97,842
3,656	H&R Block, Inc.			103,903
4,057	ITT Educational Services, Inc. *			109,539
3,928	Medifast, Inc. *			124,321
				733,946
	COMPUTERS - 1.7%
1,399	Accenture PLC			112,228
1,259	CACI International, Inc. *			87,689
1,181	DST Systems, Inc.			108,876
3,198	Hewlett-Packard, Co.			105,726
416	International Business Machines Corp. +			81,732
2,364	Lexmark International, Inc.			101,652
				597,903
	COSMETICS/PERSONAL CARE - 0.4%
1,423	The Procter & Gamble Co. +			117,469

	DISTRIBUTION/WHOLESALE - 0.3%
3,704	Ingram Micro, Inc. *			99,860

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
4,076	The Charles Schwab Corp.			108,218
1,496	CME Group, Inc.			105,303
4,846	E*TRADE Financial Corp. *			108,793
566	IntercontinentalExchange Group, Inc.			115,713
2,102	LPL Financial Holdings, Inc.			99,530
3,282	TD Ameritrade Holding Corp.			104,696
				642,253
	ELECTRIC - 2.0%
2,018	Consolidated Edison, Inc. +			117,105
1,550	Duke Energy Corp. +			115,460
2,180	Edison International			123,301
3,477	FirstEnergy Corp. +			117,349
3,493	PPL Corp. +			116,457
2,621	The Southern Co. +			120,120
				709,792
	ELECTRONICS - 0.4%
8,540	AVX Corp. +			114,009
252	Tech Data Corp. *			15,747
				129,756
	ENGINEERING & CONSTRUCTION - 0.2%
3,249	Argan, Inc.			86,976

	ENVIRONMENTAL CONTROL - 0.3%
3,287	Republic Services, Inc. +			115,341

	FOOD - 0.9%
1,982	Kellogg Co. +			132,457
1,245	Sanderson Farms, Inc.			102,426
2,463	Tyson Foods, Inc.			103,372
				338,255
	FOREST PRODUCTS & PAPER - 0.3%
2,169	Neenah Paper, Inc.			109,253

	HEALTHCARE-PRODUCTS - 0.7%
1,595	Baxter International, Inc. +			116,100
1,302	Techne Corp.			116,282
				232,382
	HEALTHCARE-SERVICES - 2.9%
1,362	Aetna, Inc.			97,315
3,035	Almost Family, Inc. *			65,161
1,076	Cigna Corp.			86,123
3,335	Envision Healthcare Holdings, Inc. *			112,690
974	Humana, Inc.			106,897
4,907	Kindred Healthcare, Inc.			123,166
1,551	Magellan Health Services, Inc. *			89,524
2,100	Quest Diagnostics, Inc. +			117,453
8,586	Select Medical Holdings Corp.			119,861
1,081	WellPoint, Inc.			108,835
				1,027,025
	HOME FURNISHINGS - 0.3%
6,246	Select Comfort Corp.			114,926

	HOUSEHOLD PRODUCTS/WARES - 0.3%
1,083	The Clorox Co. +			98,228

	HOUSEWARES - 0.3%
6,031	Lifetime Brands, Inc.			115,192

	INSURANCE - 2.7%
1,110	Allied World Assurance Co. Holdings AG +			119,536
4,200	American Equity Investment Life Holding Co.			97,944
636	Everest Re Group Ltd.			100,507
1,178	Investors Title Co.			83,355
942	PartnerRe Ltd.			99,287
1,941	The Phoenix Cos, Inc. *			85,443
1,428	StanCorp Financial Group, Inc.			87,251
2,850	Stewart Information Services Corp.			86,925
5,584	Validus Holdings Ltd.			206,999
				967,247
	INTERNET - 1.7%
1,837	Facebook, Inc. *			109,816
198	Google, Inc. - Class A *			105,906
198	Google, Inc. - Class C *			104,279
2,944	HomeAway, Inc. *			96,033
1,557	Splunk, Inc. *			84,965
1,218	TripAdvisor, Inc. *			98,341
				599,340
	LEISURE TIME - 0.3%
3,453	Norwegian Cruise Line Holdings Ltd. *			113,155

	MACHINERY DIVERSIFIED - 0.6%
2,373	Deere & Co.			221,496

	MEDIA - 0.9%
2,688	Liberty Global PLC *			107,036
857	Liberty Media Corp. *			111,161
19,754	The McClatchy Co. *			108,252
				326,449
	MINING - 0.3%
1,626	Kaiser Aluminum Corp. +			114,470

	MISCELLANEOUS MANUFACTURING - 1.0%
14,737	Smith & Wesson Holding Corp. * (b)			226,213
1,853	Sturm Ruger & Co., Inc. (b)			119,241
				345,454
	OIL & GAS - 2.8%
1,984	BP PLC - ADR			100,430
2,023	Cheniere Energy, Inc. *			114,198
949	Chevron Corp. +			119,118
1,149	EOG Resources, Inc.			112,602
1,166	Exxon Mobil Corp. +			119,410
1,993	HollyFrontier Corp.			104,812
1,417	Royal Dutch Shell PLC. - ADR +			119,949
1,803	Valero Energy Corp.			103,077
2,354	Western Refining, Inc.			102,399
				995,995
	PACKAGING & CONTAINERS - 0.3%
2,353	Silgan Holdings, Inc. +			117,062

	PHARMACEUTICALS - 2.8%
1,364	Cardinal Health, Inc.			94,812
1,985	GlaxoSmithKline PLC - ADR +			109,909
832	Jazz Pharmaceuticals Plc *			112,237
1,930	Merck & Co., Inc. +			113,021
2,301	Mylan, Inc. *			116,845
1,353	Novartis AG - ADR +			117,630
3,869	PharMerica Corp. *			105,198
1,787	Questcor Pharmaceuticals, Inc.			146,856
1,500	USANA Health Sciences, Inc. * (b)			101,790
				1,018,298
	PIPELINES - 0.3%
2,518	TransCanada Corp. +			117,414

	REAL ESTATE - 0.3%
1,863	WP Carey, Inc.			114,537

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
1,352	American Tower Corp.			112,919
12,932	New York Mortgage Trust, Inc.			95,309
2,581	Realty Income Corp. +			112,144
677	Simon Property Group, Inc.			117,256
				437,628
	RETAIL - 3.8%
2,434	The Buckle, Inc. (b)			114,374
4,131	Destination Maternity Corp.			101,870
6,942	Express, Inc. *			101,145
2,406	Foot Locker, Inc.			111,951
6,089	Francesca's Holdings Corp. *			99,616
1,155	McDonald's Corp. +			117,094
104	PetSmart, Inc.			7,039
5,885	Pier 1 Imports, Inc.			107,460
1,959	Target Corp. +			120,968
2,065	Tim Hortons, Inc. +			113,348
4,076	Vera Bradley, Inc. *			115,351
1,503	Wal-Mart Stores, Inc. +			119,804
4,589	Zumiez, Inc. *			112,201
				1,342,221
	SAVINGS & LOANS - 0.6%
8,865	Northfield Bancorp, Inc. +			114,979
8,473	United Financial Bancorp, Inc. +			111,505
				226,484
	SEMICONDUCTORS - 1.0%
5,686	Cirrus Logic, Inc. *			126,798
4,484	Intel Corp. +			119,678
1,462	QUALCOMM, Inc. +			115,074
				361,550
	SHIPBUILDING - 0.3%
974	Huntington Ingalls Industries, Inc.			100,322

	SOFTWARE - 1.2%
3,725	CA, Inc. +			112,271
1,936	Citrix Systems, Inc. *			114,824
1,750	Computer Programs & Systems, Inc.			110,477
5,168	Take-Two Interactive Software, Inc. *			105,324
				442,896
	TELECOMMUNICATIONS - 2.9%
3,335	AT&T, Inc. +			119,059
2,581	BCE, Inc. +			114,958
3,570	CenturyLink, Inc. +			124,629
3,712	Chunghwa Telecom Co. Ltd. - ADR + (b)			116,520
4,839	CommScope Holding Co., Inc. *			129,104
7,951	Inteliquent, Inc.			108,452
90	JDS Uniphase Corp. *			1,140
3,447	Nippon Telegraph & Telephone Corp. - ADR			95,964
1,611	Palo Alto Networks, Inc. *			102,427
2,890	Rogers Communications, Inc. +			114,791
				1,027,044
	TRANSPORTATION - 0.3%
1,169	United Parcel Service, Inc. +			115,146

	TOTAL COMMON STOCKS (Cost - $15,934,606)			16,638,025

	EXCHANGE TRADED FUNDS - 48.0%
	ASSET ALLOCATION FUND - 10.5%
90,200	WisdomTree Managed Futures Strategy Fund *			3,739,692

	COMMODITY FUNDS - 11.8%
113,000	iShares S&P GSCI Commodity Indexed Trust *			3,762,900
7,809	PowerShares DB Agriculture Fund *			228,569
8,880	United States Natural Gas Fund LP *			235,764
				4,227,233
	EQUITY FUNDS - 25.7%
12,299	Global X FTSE Portugal 20 ETF * (b)			224,088
17,183	Global X Silver Miners ETF			215,131
5,042	Guggenheim Solar ETF			206,117
4,485	iShares MSCI Denmark Capped ETF			228,287
89,350	iShares MSCI Emerging Markets ETF			3,692,835
8,082	iShares MSCI Indonesia ETF			223,710
12,664	iShares MSCI Italy Capped ETF			228,459
5,175	iShares MSCI New Zealand Capped ETF			224,647
9,212	Market Vectors Gold Miners ETF			222,101
19,700	SPDR S&P 500 ETF Trust +			3,712,071
				9,177,446

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,877,235)			17,144,371

	MUTUAL FUNDS - 13.3%
	DEBT FUNDS - 13.3%
67,004	DoubleLine Total Return Bond Fund			732,354
74,583	Neuberger Berman Floating Rate Income Fund			763,729
66,372	Neuberger Berman Strategic Income Fund			751,992
72,725	PIMCO Total Return Fund			788,340
72,569	PIMCO Unconstrained Bond Fund			814,229
75,080	Third Avenue Focused Credit Fund			896,457
	TOTAL MUTUAL FUNDS (Cost - $4,763,981)			4,747,101

	CLOSED-END FUNDS - 2.2%
	MUNICIPAL INCOME FUNDS 2.2%
9,650	AllianceBernstein National Municipal Income Fund, Inc. +			133,074
11,200	Eaton Vance Municipal Bond Fund II +			135,520
11,600	Invesco Advantage Municipal Income Trust II +			129,456
10,000	Invesco Trust for Investment Grade Municipals +			129,100
19,000	MFS Municipal Income Trust +			125,780
10,600	Nuveen Municipal High Income Opportunity Fund +			138,012
	TOTAL CLOSED-END FUNDS (Cost - $746,759)			790,942

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 6.4%
	GAS - 2.5%
380,000	Sabine Pass LNG LP	7.500	11/30/2016	421,800
440,000	Sabine Pass LNG LP + (a)	7.500	11/30/2016	473,000
				894,800
	SEMICONDUCTORS - 2.6%
900,000	Advanced Micro Devices, Inc. +	8.125	12/15/2017	940,500

	TELECOMMUNICATIONS - 1.3%
450,000	Cincinnati Bell, Inc. +	8.750	3/15/2018	472,500

	TOTAL BONDS & NOTES (Cost - $2,222,027)			2,307,800

	TOTAL INVESTMENTS - 116.5% (Cost - $40,544,608) (a)			$ 41,628,239
	OTHER ASSETS AND LIABILITIES - NET - (16.5)%			(5,893,178)
	TOTAL NET ASSETS - 100.0%			$ 35,735,061

Shares				Value
	SECURITIES SOLD SHORT - (22.8)% *
	COMMON STOCKS - (16.8)%
	AEROSPACE/DEFENSE - (0.3)%
1,722	Triumph Group, Inc.			$ 111,603

	AUTO MANUFACTURERS - (0.4)%
3,308	Navistar International Corp.			125,472

	BANKS - (0.3)%
684	The Goldman Sachs Group, Inc.			109,317

	BIOTECHNOLOGY - (0.3)%
6,549	Celldex Therapeutics, Inc.			98,235

	CHEMICALS - (0.7)%
7,207	Intrepid Potash, Inc.			117,474
59,358	Rentech, Inc.			125,839
				243,313
	COAL - (0.6)%
26,056	Alpha Natural Resources, Inc.			112,041
23,077	Arch Coal, Inc.			105,693
				217,734
	COMMERCIAL SERVICES - (1.9)%
7,490	Acacia Research Corp.			120,140
3,204	Leidos Holdings, Inc.			119,317
63,429	Pendrell Corp.			104,658
16,493	SFX Entertainment, Inc.			108,194
1,169	United Rentals, Inc.			109,687
4,678	Viad Corp.			107,828
				669,824
	COMPUTERS - (0.3)%
2,203	Cognizant Technology Solutions Corp.			105,535

	DISTRIBUTION/WHOLESALE - (0.3)%
1,869	Arrow Electronics, Inc.			106,066

	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
2,296	Legg Mason, Inc.			107,659

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.3)%
10,384	GrafTech International Ltd.			116,405

	ENGINEERING & CONSTRUCTION - (0.3)%
1,275	Chicago Bridge & Iron Co. NV			102,089

	ENTERTAINMENT - (0.9)%
1,675	Bally Technologies, Inc.			109,059
9,069	Penn National Gaming, Inc.			101,210
1,601	Vail Resorts, Inc.			110,837
				321,106
	ENVIRONMENTAL CONTROL - (0.3)%
6,151	Covanta Holding Corp.			113,486

	INSURANCE - (0.3)%
4,629	The Progressive Corp.			112,253

	INTERNET - (0.3)%
1,708	Liberty Ventures			99,132

	IRON/STEEL - (0.6)%
5,542	Cliffs Natural Resources, Inc.			98,204
4,085	United States Steel Corp.			106,292
				204,496
	LEISURE TIME - (0.3)%
2,981	Carnival Corp.			117,183

	MINING - (0.8)%
11,526	Coeur Mining, Inc.			99,815
6,529	Horsehead Holding Corp.			101,787
21,264	Molycorp, Inc.			101,004
				302,606
	OFFICE/BUSINESS EQUIPMENT - (0.3)%
4,258	Pitney Bowes, Inc.			114,115

	OIL & GAS - (1.1)%
4,927	Comstock Resources, Inc.			136,971
4,286	Laredo Petroleum, Inc.			125,280
3,512	Patterson-UTI Energy, Inc.			114,245
				376,496
	OIL & GAS SERVICES - (1.0)%
1,962	Dresser-Rand Group, Inc.			118,583
14,360	McDermott International, Inc.			103,823
4,117	MRC Global, Inc.			120,175
				342,581
	PHARMACEUTICALS - (0.2)%
5,911	Aratana Therapeutics, Inc.			81,454

	REAL ESTATE INVESTMENT TRUSTS - (1.3)%
6,365	CBL & Associates Properties, Inc.			115,652
2,908	HCP, Inc.			121,729
1,859	Home Properties, Inc.			114,514
8,333	Retail Properties of America, Inc.			119,329
				471,224
	RETAIL - (1.0)%
2,916	Big Lots, Inc.			115,182
3,990	Guess?, Inc.			107,371
9,763	Staples, Inc.			122,038
				344,591
	SEMICONDUCTORS - (1.2)%
8,102	Fairchild Semiconductor International, Inc.			103,138
1,617	First Solar, Inc.			109,131
6,465	GT Advanced Technologies, Inc.			107,384
5,885	SunEdison, Inc.			113,169
				432,822
	SOFTWARE - (0.3)%
2,716	Oracle Corp.			111,030

	TRANSPORTATION - (0.6)%
1,088	Kansas City Southern			109,757
11,538	Scorpio Tankers, Inc.			103,957
				213,714
	TRUCKING & LEASING - (0.3)%
474	AMERCO			118,552

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $6,059,317)			5,990,093

	EXCHANGE TRADED FUNDS SOLD SHORT - (6.0)%
	EQUITY FUNDS - (6.0)%
10,724	Global X Social Media Index ETF			184,238
6,150	iShares China Large-Cap ETF			214,820
7,093	iShares MSCI Germany ETF			224,706
11,240	iShares MSCI Hong Kong ETF			227,947
19,594	iShares MSCI Japan ETF			217,101
3,518	iShares MSCI Mexico Capped ETF			224,730
3,635	iShares MSCI South Korea Capped ETF			227,369
10,819	iShares MSCI United Kingdom ETF			232,825
9,212	iShares U.S. Home Construction ETF			215,469
4,091	iShares U.S. Insurance ETF			189,127
				2,158,332

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $2,151,791)			2,158,332

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,211,108) (c)			$ 8,148,425

* Non-income producing security.
+ All or a portion of these securities were held as collateral for securities sold short as of April 30, 2014.
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of April 30, 2014, this security amounted to $473,000 or 1.3% of net assets.
(b) All or a portion of this security is on loan. Total loaned securities had a value of $717,689 at April 30, 2014.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes (including securities sold short) is $32,625,013 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,666,553
			Unrealized depreciation	(811,752)
			Net unrealized appreciation	$ 854,801

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,638,025	$ -	$ -	$ 16,638,025
Exchange Traded Funds	17,144,371	-	-	17,144,371
Mutual Funds	4,014,747	732,354	-	4,747,101
Closed-End Funds	790,942	-	-	790,942
Bonds & Notes	-	2,307,800	-	2,307,800
Total	$ 38,588,085	$ 3,040,154	$ -	$ 41,628,239
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,148,425	$ -	$ -	$ 8,148,425
Total	$ 8,148,425	$ -	$ -	$ 8,148,425
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/25/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

06/25/14